UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Family Office LLC
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Address:      40 West 57th Street, 24th Floor
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              New York, NY 10019
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              Form 13F File Number:  028-14660
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald Kerner
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Title:        General Counsel
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Phone:        212-830-6500
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Signature, Place, and Date of Signing:

 /s/ Gerald Kerner                New York, NY                05/14/13
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              37
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Form 13F Information Table Value Total:            $ 1,446,013  (thousands)
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List of Other Included Managers:                     NONE


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Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

ADT Corp                    COM               00101J106      18,940    387,000 SH       DEFINED             387,000
Abbott Labs                 COM               002824100      26,056    737,700 SH       DEFINED             737,700
Adobe Sys Inc               COM               00724F101      20,452    470,000 SH       DEFINED             470,000
Boston Scientific Corp      COM               101137107       7,810  1,000,000 SH       DEFINED           1,000,000
Cabot Oil & Gas Corp        COM               127097103      25,759    381,000 SH       DEFINED             381,000
Charter Comms               CL A              16117M305      23,128    222,000 SH       DEFINED             222,000
D.R. Horton Inc.            COM               23331A109      84,185  3,464,400 SH       DEFINED           3,464,400
Delta Air Lines Inc.        COM               247361702      63,753  3,861,500 SH       DEFINED           3,861,500
DISH Network Corp           CL A              25470M109      14,023    370,000 SH       DEFINED             370,000
EQT Corp                    COM               26884L109      22,493    332,000 SH       DEFINED             332,000
Gilead Sciences Inc.        COM               375558103      29,888    610,700 SH       DEFINED             610,700
Goldman Sachs Grp Inc.      COM               38141G104      33,491    227,600 SH       DEFINED             227,600
Google Inc.                 CL A              38259P508      83,588    105,250 SH       DEFINED             105,250
IShares TR                  INDONE INVS MRKT  46429B309       3,554    102,000 SH       DEFINED             102,000
Johnson & Johnson           COM               478160104      58,457    717,000 SH       DEFINED             717,000
Lennar Corp                 CL A              526057104     115,928  2,794,800 SH       DEFINED           2,794,800
Liberty Global Inc          COM SER A         530555101      16,290    222,000 SH       DEFINED             222,000
Eli Lilly & Co              COM               532457108      78,001  1,373,500 SH       DEFINED           1,373,500
News Corp                   CL A              65248E104      70,234  2,302,000 SH       DEFINED           2,302,000
Owens Corning               COM               690742101       9,223    233,900 SH       DEFINED             233,900
PBF Energy Inc.             CL A              69318G106      11,987    322,500 SH       DEFINED             322,500
Pfizer Inc.                 COM               717081103      98,701  3,420,000 SH       DEFINED           3,420,000
Pioneer Nat Res Co          COM               723787107      39,760    320,000 SH       DEFINED             320,000
Procter & Gamble Co         COM               742718109      26,647    345,800 SH       DEFINED             345,800
SPDR S&P 500 ETF TR         TR UNIT           78462F103      11,272     72,000 SH       DEFINED              72,000
SPDR Gold Trust             GOLD SHS          78463V907     282,680  1,830,000 SH  CALL DEFINED           1,830,000
SPDR Dow Jones Indl Avg ETF UT SER 1          78467X109      11,488     79,000 SH       DEFINED              79,000
Select Sector SPDR TR       SBI HEALTHCARE    81369Y209      11,533    251,000 SH       DEFINED             251,000
Select Sector SPDR TR       SBI CONS STPLS    81369Y308      11,610    292,000 SH       DEFINED             292,000
Select Sector SPDR TR       SBI CONS DISCR    81369Y407      10,698    202,000 SH       DEFINED             202,000
Select Sector SPDR TR       SBI INT-UTILS     81369Y886      11,539    295,500 SH       DEFINED             295,500
Southwestern Energy Co      COM               845467109      14,382    386,000 SH       DEFINED             386,000
Tenet Healthcare Corp       COM               88033G407      11,895    250,000 SH       DEFINED             250,000
US Airways Group Inc.       COM               90341W108      20,890  1,231,000 SH       DEFINED           1,231,000
WisdomTree Trust            JAPN HEDGE EQT    97717W851      15,199    352,000 SH       DEFINED             352,000
Workday Inc.                CL A              98138H101      11,032    179,000 SH       DEFINED             179,000
Noble Corp                  NAMEN -AKT        H5833N103      39,447  1,034,000 SH       DEFINED           1,034,000

Grand Total                                               1,446,013


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